SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details 4) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair value
Long-lived asset impairment loss	7,965	5,349	0
Revenue growth rate used for level 3 measurement (as a percent)	4.00%	4.00%
Discount rate used for level 3 measurement (as a percent)	20.00%	15.00%
Recurring basis | Fair value
Fair value
Available-for-sale securities	50,000
Recurring basis | Significant Other Observable Inputs (Level 2)
Fair value
Available-for-sale securities	50,000
Non-recurring basis
Fair value
Long-lived asset impairment loss	7,965	5,349
Non-recurring basis | Carrying value
Fair value
Property and equipment	13,347	10,340
Non-recurring basis | Fair value
Fair value
Property and equipment	5,382	4,991
Non-recurring basis | Significant Unobservable Inputs (Level 3)
Fair value
Property and equipment	5,382	4,991